Revenues - Detailed Information about Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenues [abstract]
Revenue from contracts with customers	$ 19,124	$ 16,995	$ 18,437
National Government incentives	169	316	320
Revenues	$ 19,293	$ 17,311	$ 18,757